Note 4 - Advances for Vessels Acquisitions / Under Construction (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Vessels Acquisition Under Construction [Abstract]
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2013	14,400
— Additions	19,975
Balance, December 31, 2014	34,375
— Additions	54,067
— Transferred to Vessels	(63,344)
Balance, December 31, 2015	25,098